Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of the impact of the restatement on the consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of financial position and consolidated statements of cash flows

Consolidated statements of operations

	For the year ended December 31,
	2021		2020		2019
($ in thousands, except share data)	Previously reported	Restated	Previously reported	Restated	Previously reported	Restated
Capital provision income	127,549	194,554	340,103	314,948	409,156	579,792
Gain/(loss) relating to third-party interests in capital provision assets	2,028	195	947	(5,157)	(57,500)	(72,836)
Total revenues	152,158	217,330	359,121	327,862	379,170	534,470
Operating expenses - Annual incentive compensation	22,145	22,145	22,772	22,772	24,503	24,503
Operating expenses - Equity compensation	9,272	9,272	5,281	5,281	4,519	4,519
Operating expenses - Legacy asset recovery incentive compensation including accruals	36,364	35,488	-	-	-	-
Operating expenses - Long-term incentive compensation including accruals	7,942	11,741	18,125	16,628	33,496	38,870
Total operating expenses	145,823	148,746	120,580	119,083	132,691	138,065
Operating income	6,335	68,584	238,541	208,779	246,479	396,405
Foreign currency transactions losses/(gains)	5,482	5,499	(10,746)	(10,746)	(1,956)	(1,956)
Total other expenses	65,778	65,795	28,302	28,302	36,791	36,791
(Loss)/gain before income taxes	(59,443)	2,789	210,239	180,477	209,688	359,614
Benefit from/(provision for) income taxes	3,015	(9,727)	(36,937)	(23,502)	(13,417)	(31,915)
Net (loss)/(income)	(56,428)	(6,938)	173,302	156,975	196,271	327,699
Net income attributable to non-controlling interests	15,638	21,813	8,187	13,700	15,309	27,153
Net (loss)/income attributable to Burford Capital Limited shareholders	(72,066)	(28,751)	165,115	143,275	180,962	300,546

Net (loss)/income attributable to Burford Capital Limited per ordinary share
Basic	(0.33)	(0.13)	0.75	0.65	0.83	1.37
Diluted	(0.33)	(0.13)	0.75	0.65	0.83	1.37

Weighted average ordinary shares outstanding
Basic	219,049,877	219,049,877	218,919,822	218,919,822	218,649,877	218,649,877
Diluted	219,699,459	219,049,877	218,919,822	219,635,784	219,061,999	219,107,925

Consolidated statements of comprehensive income

	For the year ended December 31,
	2021		2020		2019
($ in thousands, except share data)	Previously reported	Restated	Previously reported	Restated	Previously reported	Restated
Foreign currency translation adjustment	(2,443)	(2,222)	(10,206)	(11,543)	(17,525)	(17,273)
Comprehensive (loss)/income	(58,871)	(9,160)	163,096	145,432	178,746	310,426
Comprehensive (loss)/income attributable to Burford Capital Limited shareholders	(74,509)	(30,973)	154,909	131,732	163,437	283,273

Consolidated statements of financial position

	At December 31,
	2021		2020
($ in thousands, except share data)	Previously reported	Restated	Previously reported	Restated
Capital provision assets	2,900,465	3,117,263	2,564,742	2,714,314
Total assets	3,524,706	3,741,504	3,118,013	3,267,585
Other liabilities	126,057	133,494	109,747	114,244
Financial liabilities relating to third-party interests in capital provision assets	398,595	424,733	400,660	424,965
Deferred tax liability	22,889	38,785	24,742	27,896
Total liabilities	1,584,016	1,633,487	1,212,519	1,244,475
Accumulated other comprehensive income	4,108	2,920	6,551	5,142
Retained earnings	922,503	1,067,773	1,034,319	1,136,274
Total Burford Capital Limited equity	1,551,790	1,695,872	1,662,212	1,762,758
Non-controlling interests	388,900	412,145	243,282	260,352
Total shareholders' equity	1,940,690	2,108,017	1,905,494	2,023,110
Total liabilities and shareholders' equity	3,524,706	3,741,504	3,118,013	3,267,585

Consolidated statements of cash flows

	For the year ended December 31,
	2021		2020		2019
($ in thousands, except share data)	Previously reported	Restated	Previously reported	Restated	Previously reported	Restated
Cash flows from operating activities:
Net (loss)/income	(56,428)	(6,938)	173,302	156,975	196,271	327,699

Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Capital provision income	(127,549)	(194,554)	(340,103)	(314,948)	(409,156)	(579,792)
Share-based compensation	8,823	8,823	5,328	5,328	4,519	4,519
Deferred tax (benefit)/expense	(1,129)	11,613	34,502	21,067	9,405	27,903
Other	3,879	3,879	(7,875)	(7,875)	(754)	(754)
Changes in operating assets and liabilities:
(Increase) in other assets	(2,330)	(2,330)	(9,846)	(9,846)	3,777	3,777
Increase in other liabilities	22,342	25,282	21,884	20,387	32,454	37,828
Net (increase) on financial liability to third-party investment	(2,065)	(232)	(784)	5,320	57,500	72,836
Net cash used in operating activities	(585,364)	(585,364)	53,827	53,827	(273,555)	(273,555)

Schedule of expected useful lives of property, plant and equipment

Property and equipment	Useful life
Leasehold improvements	Life of lease
Fixtures, fittings and equipment	5 years
Computer hardware and software	3 years